UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 February 10, 2009

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	87

Form 13F Information Table Value Total:	$198,754,000
List of other Included Managers:
No.
13F File Number
Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101     2768    48106 SH       SOLE                    48106
AFLAC Inc.                     COM              001055102      374     8155 SH       SOLE                     8155
ARM Holdings PLC - ADR         COM              042068106      177    45957 SH       SOLE                    45957
Abbott Laboratories            COM              002824100      355     6650 SH       SOLE                     6650
Accenture Ltd Cl A             COM              G1150G111     5564   169690 SH       SOLE                   169690
Adobe Systems Inc              COM              00724F101     2907   136558 SH       SOLE                   136558
Amedisys, Inc.                 COM              023436108      207     5015 SH       SOLE                     5015
American Tower Corp.           COM              029912201      223     7602 SH       SOLE                     7602
Amgen Inc.                     COM              031162100     3836    66425 SH       SOLE                    66425
Apache Corp                    COM              037411105      224     3000 SH       SOLE                     3000
Apple Computer                 COM              037833100     3492    40916 SH       SOLE                    40916
Bank of America Corp           COM              060505104      228    16195 SH       SOLE                    16195
Bank of New York Mellon Corp   COM              064058100      479    16912 SH       SOLE                    16912
Berkshire Hathaway Class B     COM              084670207     5522     1718 SH       SOLE                     1718
Boeing                         COM              097023105      371     8698 SH       SOLE                     8698
Campbell Soup Co.              COM              134429109     5231   174305 SH       SOLE                   174305
Caterpillar                    COM              149123101     3370    75437 SH       SOLE                    75437
Celgene Corp                   COM              151020104     4082    73841 SH       SOLE                    73841
Cerner Corp                    COM              156782104     5352   139204 SH       SOLE                   139204
Chevron Corp                   COM              166764100     6131    82887 SH       SOLE                    82887
Chubb Corp                     COM              171232101      229     4500 SH       SOLE                     4500
Cisco Systems Inc              COM              17275R102     4243   260322 SH       SOLE                   260322
Coca Cola Co.                  COM              191216100      643    14205 SH       SOLE                    14205
Comcast Corp Class A           COM              20030N101     5034   298217 SH       SOLE                   298217
ConocoPhillips                 COM              20825C104     4245    81941 SH       SOLE                    81941
Consumer Discretionary Select  COM              81369y407      365    16932 SH       SOLE                    16932
Consumer Staples Select Sector COM              81369y308      993    41581 SH       SOLE                    41581
Cooper Industries Ltd          COM              G24182100     3871   132429 SH       SOLE                   132429
DSW Inc                        COM              23334l102      142    11413 SH       SOLE                    11413
EMC Corporation                COM              268648102     3962   378393 SH       SOLE                   378393
Emerson Electric               COM              291011104      308     8400 SH       SOLE                     8400
Energy Select Sector SPDR Fund COM              81369y506     1223    25592 SH       SOLE                    25592
Equitable Resources            COM              294549100     4743   141358 SH       SOLE                   141358
Exxon Mobil Corp               COM              30231G102      717     8982 SH       SOLE                     8982
Financial Select Sector SPDR F COM              81369y605     3103   247862 SH       SOLE                   247862
GSI Commerce Inc               COM              36238g102      266    25249 SH       SOLE                    25249
General Electric               COM              369604103     4465   275633 SH       SOLE                   275633
Genzyme Corp                   COM              372917104     3569    53774 SH       SOLE                    53774
Goldman Sachs                  COM              38141G104     5309    62907 SH       SOLE                    62907
Google Inc                     COM              38259P508     3756    12210 SH       SOLE                    12210
Gorman-Rupp                    COM              383082104      308     9885 SH       SOLE                     9885
Healthcare Select Sector SPDR  COM              81369y209      730    27499 SH       SOLE                    27499
IShares Russell 1000 Growth    COM              464287614      265     7157 SH       SOLE                     7157
ITT Industries Inc             COM              450911102     4549    98905 SH       SOLE                    98905
Industrial Select Sector SPDR  COM              81369y704     1321    56399 SH       SOLE                    56399
Johnson & Johnson              COM              478160104      368     6152 SH       SOLE                     6152
LifePoint Hospitals, Inc       COM              53219l109      265    11610 SH       SOLE                    11610
Loews Corp                     COM              540424108      209     7400 SH       SOLE                     7400
Market Vectors Gold Miners ETF COM              57060u100      259     7630 SH       SOLE                     7630
Medtronic Inc                  COM              585055106     3266   103957 SH       SOLE                   103957
Merck & Co.                    COM              589331107      318    10448 SH       SOLE                    10448
Microsoft                      COM              594918104     5675   291901 SH       SOLE                   291901
Molex Inc.                     COM              608554101      204    14089 SH       SOLE                    14089
National Oilwell Varco Inc     COM              637071101     2765   113148 SH       SOLE                   113148
Nike Inc Class B               COM              654106103     3086    60508 SH       SOLE                    60508
Oracle Sys Corp.               COM              68389X105      264    14893 SH       SOLE                    14893
PNC Financial Services Group I COM              693475105     4324    88255 SH       SOLE                    88255
Paccar Inc                     COM              693718108      532    18612 SH       SOLE                    18612
Peabody Energy                 COM              704549104     2166    95187 SH       SOLE                    95187
Penn National Gaming           COM              707569109      220    10303 SH       SOLE                    10303
PepsiCo Inc.                   COM              713448108     5662   103380 SH       SOLE                   103380
Philip Morris International In COM              718172109      359     8250 SH       SOLE                     8250
Powershares Wilderhill Clean E COM              73935X500       86    10000 SH       SOLE                    10000
Procter & Gamble               COM              742718109     6979   112895 SH       SOLE                   112895
Qualcomm Inc                   COM              747525103     4465   124626 SH       SOLE                   124626
S&P 500 Depository Receipt     COM              78462F103     6407    70995 SH       SOLE                    70995
S&P Mid-Cap 400 Depository Rec COM              595635103      311     3197 SH       SOLE                     3197
S&P Small-Cap 600 iShares Trus COM              464287804      522    11869 SH       SOLE                    11869
Schlumberger Ltd.              COM              806857108      242     5719 SH       SOLE                     5719
Starbucks Corporation          COM              855244109     4170   440806 SH       SOLE                   440806
Technology Select Sector SPDR  COM              81369y803     2605   169035 SH       SOLE                   169035
Vanguard Energy ETF            COM              92204a306      370     5500 SH       SOLE                     5500
Vanguard Total Stock Mkt ETF   COM              922908769     1549    34612 SH       SOLE                    34612
Varian Medical Sys             COM              92220P105     2392    68261 SH       SOLE                    68261
Vodafone Group PLC             COM              3742325         30    14887 SH       SOLE                    14887
Walgreen Co.                   COM              931422109     3638   147483 SH       SOLE                   147483
iShares Russell 2000 Index Fun COM              464287655     2028    41187 SH       SOLE                    41187
America Movil - ADR Series L   INTL EQ          02364w105     3564   115018 SH       SOLE                   115018
Melco Crown Entertainment ADR  INTL EQ          585464100       65    20418 SH       SOLE                    20418
Nestle SA ADR                  INTL EQ          641069406     5680   145336 SH       SOLE                   145336
Roche Holdings AG Ltd - Spons  INTL EQ          771195104     4583    60036 SH       SOLE                    60036
Select Emerging Markets ETF- V INTL EQ          922042858      360    15256 SH       SOLE                    15256
Telefonica SA - Spons ADR      INTL EQ          879382208      452     6700 SH       SOLE                     6700
Teva Pharmaceutical            INTL EQ          881624209     6659   156430 SH       SOLE                   156430
Vanguard FSTE All-World Ex- U  INTL EQ          922042775     1416    43805 SH       SOLE                    43805
iShares TR MSCI EAFE Index Fun INTL EQ          464287465      643    14330 SH       SOLE                    14330
Eaton Vance Tax Man Em Mkt - I FUND             277907606      346 13676.263SH       SOLE                13676.263